UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [_]; Amendment Number:
                                                ------------------
   This Amendment (Check only one.):    [_]  is a restatement.
                                        [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SC Fundamental LLC
              --------------------------
Address:      747 Third Avenue
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              27th Floor
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              New York, NY  10017
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Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                   New York, NY          November 14, 2007
---------------------------    -------------------------    -----------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              49
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Form 13F Information Table Value Total:              $53,427
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                                                 (thousands)


List of Other Included Managers:

                                      NONE


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                               SC FUNDAMENTAL LLC
                                    FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2007

[TABLE 1 OF 2]

                                                         ITEM 4:     ITEM 5:
                               ITEM 2:       ITEM 3:      Fair       Shares or
                ITEM 1:        Title of      Cusip        Market     Principal
            Name of Issuer      Class        Number       Value       Amount
-----------------------------------------------------------------------------------------
Abitibi Price Inc             Common         003924107      242,830     138,760 SH
Ambase Corp.                  Common         023164106      105,025     250,060 SH
Arizona Star Resources
 Corp                         Common         04059G106    1,125,713      81,870 SH
Berkeley Tech Inc.            Sponsored
                               ADR           08437M107      199,827     307,426 SH
Bowater Inc                   Common         102183100      207,090      13,880 SH
Cadus Pharmaceutical
 Corp                         Common         127639102      236,675     130,041 SH
Capital Gold Corp             Common         14018Y106      952,422   1,984,212 SH
Capital Gold Corp             Common         14018Y106       26,796     250,000 Warrants
Capital Southwest
 Corporation                  Common         140501107    4,107,427      33,459 SH
CGX Energy Inc                Common         125405100      284,783     146,220 SH
Chaus Bernard                 Common         162510200      142,795     230,315 SH
Chief Consolidated
 Mining Co.                   Common         168628105       72,205     288,820 SH
Claude Resources Inc          Common         182873109      405,462     277,490 SH
Coalcorp Mining Inc           Common         190135103      466,116     142,323 SH
Coalcorp Mining Inc           Common         190135103       10,832      41,429 Warrants
Concord Camera Corp           Common         206156200      167,519      56,594 SH
Crystallex                    Common         22942F101      175,935      55,500 SH
Defiant Resources Corp        Common         24477C107      668,374     427,910 SH
Delphi Financial Group        Common         247131105   22,134,235     547,606 SH
Dundee Precious Metals
 Inc                          Common         265269209      683,677      83,245 SH
ECC Capital Corp              Common         26826M108      704,128   2,816,512 SH
Excapsa Software Inc          Common         30066E107      937,186   4,006,713 SH
Handelman co.                 Common         410252100      127,357      41,620 SH
Heico Corp                    Common
                               - Class A     422806208    5,241,650     132,700 SH
Hollinger Inc                 Common         43556C606       64,541     128,094 SH
Isle Capri Casinos            Common         464592104    1,511,265      77,700 SH
Levitt Corp                   Common         52742P108    1,115,550     555,000 SH
Liberty Homes Inc.            Common
                               - Class A     530582204       87,912      24,420 SH
Liberty Homes Inc.            Common
                               - Class B     530582303       45,510      11,100 SH
Limoneira Co                  Common         532746104      166,500         555 SH
Loon Energy Inc               Common         543921100      858,682   1,396,907 SH
Mcrae Industries              Common         582757209      152,617      11,432 SH
MDU Communication Int'l
 Inc                          Common         582828109    1,240,396   1,550,495 SH
Medoro Resources Ltd          Common         58503R209       85,288     138,747 SH
Nevsun Resources Ltd          Common         64156L101      121,647      69,377 SH
Next Inc.                     Common         65336T104       25,530     111,002 SH
Oakwood Homes                 Common         674098207          398      28,416 SH
Petrofalcon Corp              Common         716474101      910,215   1,290,360 SH
Quanta Capital Holdings       Common         B0147K9 US   3,586,694   1,328,405 SH
Shermen WSC Acquisition       Common         824197115       22,374      62,150 Warrants
Sielox, Inc.                  Common         82620E107      235,364      759240 SH
Silk Road Resources           Common         827101106      113,186      83,200 SH
Simon Worldwide Inc.          Common         828815100       64,935      166500 SH
Sunridge Gold Corp            Common         86769Q102      534,729     353,759 SH
Transworld Corp               Common         89336R207    1,151,277     269,620 SH
Truestar Petroleum Corp       Common         897867107        4,709     116,818 SH
Wellman Inc                   Common         949702104      299,736     124,890 SH
Westmoreland Coal Co          Common         960878106    1,106,115      55,500 SH
Westwood One Inc.             Common         961815107      496,128     180,410 SH

[TABLE 2 OF 2]
                                           ITEM 6:                                      ITEM 8:
                                   INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                         (b)Shares    (c)       ITEM 7:
                ITEM 1:                  as Defined   Shared   Managers
            Name of Issuer    (a)Sole    in Instr.V   Other    See Instr.V  (a)Sole  (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------
Abitibi Price Inc                138,760     --       --         --           138,760   --         --
Ambase Corp.                     250,060     --       --         --           250,060   --         --
Arizona Star Resources
 Corp                             81,870     --       --         --            81,870   --         --
Berkeley Tech Inc.
                                 307,426     --       --         --           307,426   --         --
Bowater Inc                       13,880     --       --         --            13,880   --         --
Cadus Pharmaceutical
 Corp                            130,041     --       --         --           130,041   --         --
Capital Gold Corp              1,984,212     --       --         --         1,984,212   --         --
Capital Gold Corp                250,000     --       --         --           250,000   --         --
Capital Southwest
 Corporation                      33,459     --       --         --            33,459   --         --
CGX Energy Inc                   146,220     --       --         --           146,220   --         --
Chaus Bernard                    230,315     --       --         --           230,315   --         --
Chief Consolidated
 Mining Co.                      288,820     --       --         --           288,820   --         --
Claude Resources Inc             277,490     --       --         --           277,490   --         --
Coalcorp Mining Inc              142,323     --       --         --           142,323   --         --
Coalcorp Mining Inc               41,429     --       --         --            41,429   --         --
Concord Camera Corp               56,594     --       --         --            56,594   --         --
Crystallex                        55,500     --       --         --            55,500   --         --
Defiant Resources Corp           427,910     --       --         --           427,910   --         --
Delphi Financial Group           547,606     --       --         --           547,606   --         --
Dundee Precious Metals
 Inc                              83,245     --       --         --            83,245   --         --
ECC Capital Corp               2,816,512     --       --         --         2,816,512   --         --
Excapsa Software Inc           4,006,713     --       --         --         4,006,713   --         --
Handelman co.                     41,620     --       --         --            41,620   --         --
Heico Corp
                                 132,700     --       --         --           132,700   --         --
Hollinger Inc                    128,094     --       --         --           128,094   --         --
Isle Capri Casinos                77,700     --       --         --            77,700   --         --
Levitt Corp                      555,000     --       --         --           555,000   --         --
Liberty Homes Inc.
                                  24,420     --       --         --            24,420   --         --
Liberty Homes Inc.
                                  11,100     --       --         --            11,100   --         --
Limoneira Co                         555     --       --         --               555   --         --
Loon Energy Inc                1,396,907     --       --         --         1,396,907   --         --
Mcrae Industries                  11,432     --       --         --            11,432   --         --
MDU Communication Int'l
 Inc                           1,550,495     --       --         --         1,550,495   --         --
Medoro Resources Ltd             138,747     --       --         --           138,747   --         --
Nevsun Resources Ltd              69,377     --       --         --            69,377   --         --
Next Inc.                        111,002     --       --         --           111,002   --         --
Oakwood Homes                     28,416     --       --         --            28,416   --         --
Petrofalcon Corp               1,290,360     --       --         --         1,290,360   --         --
Quanta Capital Holdings        1,328,405     --       --         --         1,328,405   --         --
Shermen WSC Acquisition           62,150     --       --         --            62,150   --         --
Sielox, Inc.                     759,240     --       --         --           759,240   --         --
Silk Road Resources               83,200     --       --         --            83,200   --         --
Simon Worldwide Inc.             166,500     --       --         --           166,500   --         --
Sunridge Gold Corp               353,759     --       --         --           353,759   --         --
Transworld Corp                  269,620     --       --         --           269,620   --         --
Truestar Petroleum Corp          116,818     --       --         --           116,818   --         --
Wellman Inc                      124,890     --       --         --           124,890   --         --
Westmoreland Coal Co              55,500     --       --         --            55,500   --         --
Westwood One Inc.                180,410     --       --         --           180,410   --         --